Corporate Information - Acquisition of Investments (Details) R$ in Thousands	Sep. 21, 2020	Jul. 24, 2020 BRL (R$) item
WPensar
Corporate information
Equity interest acquired	75.00%
Percentage of equity interest acquired	100.00%
Studos Software Ltda.
Corporate information
Percentage of equity interest acquired	100.00%
Financial assets at fair value through profit or loss | Bewater Ventures I GA Fundo de Investimento em Participacoes Multiestrategia
Corporate information
Equity interest acquired		14.48%
Number of Class B quotas purchased | item		9,670
Payments to acquire investments | R$		R$ 9,670